LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share Tables [Abstract]
Loss per share [Text Block]

	2014	2015	2016

Net income / (loss) from continuing operations attributable to NBG shareholders	(2,663)	(3,253)	(235)
Gain on redemption of preference shares	-	1,067	-
Net income / (loss) from continuing operations attributable to ordinary shareholders	(2,663)	(2,186)	(235)
Net income / (loss) from discontinued operations attributable to NBG shareholders	186	(5,211)	(65)
Net income / (loss) from continuing and discontinued operations attributable to ordinary shareholders	(2,477)	(7,397)	(300)
Weighted average ordinary shares outstanding for basic and diluted earnings per share	208,228,138	786,381,893	9,145,859,028

Basic and diluted earnings / (losses) per share from continuing operations	(12.79)	(2.78)	(0.03)
Basic and diluted earnings / (losses) per share from continuing and discontinued operations	(11.90)	(9.41)	(0.03)